financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Credit risk
Contract assets	$ 784	$ 803	$ 850	$ 901	$ 1,069	$ 1,238
Cost/Gross amount
Credit risk
Contract assets	821		892
Allowance for doubtful accounts
Credit risk
Contract assets	(37)		(42)
The 12-month period ending one year hence
Credit risk
Contract assets	537		582	689
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	562		611
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(25)		(29)
The 12-month period ending two years hence
Credit risk
Contract assets	229		253	197
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	240		265
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(11)		(12)
Thereafter
Credit risk
Contract assets	18		15	$ 15
Thereafter | Cost/Gross amount
Credit risk
Contract assets	19		16
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)